Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2012
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PACE Alternative Strategies Investments
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of
Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 105 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 202 of
		the fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 242%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	242.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:	[1]
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal investments

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity, fixed income and derivative securities in pursuing its investment objective. The fund seeks to achieve its investment objective with a low correlation to market environments for traditional asset classes and as such attempts to achieve a total rate of return which exceeds the rate of return on 3-month Treasury bills by 3.00% to 4.00%, exclusive of investment management fees, on an annualized basis over a full market cycle. The fund's manager, UBS Global Asset Management
(Americas) Inc. ("UBS Global AM"), does not represent or guarantee that the fund will meet this return goal, and investors should be aware that, because of the fund's complex strategies and investments, an investment in the fund involves a significantly higher risk level than an investment in US Treasury bills.

The fund invests in equity securities of US and non-US companies of various market capitalizations. The fund also invests in fixed income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world. The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund may, but is not required to, invest extensively in exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include options (on indices), futures (on indices or interest rate futures), currency forward agreements and swap agreements (specifically, interest rate swaps). These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns; in place of direct investments; to obtain or adjust exposure to certain markets; or to establish net short positions in markets, currencies or securities. Interest rate futures and swaps may also be used to adjust the fund's portfolio duration, or to achieve a negative portfolio duration.

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

Management process

The fund employs a "manager of managers" structure. UBS Global AM, the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement.
Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First
Quadrant") and Standard Life Investments (Corporate Funds) Limited ("Standard
Life Investments") currently serve as the fund's investment advisors. The allocation of the fund's assets between investment advisors is designed to achieve long-term capital appreciation while having a low correlation to traditional equity and fixed income asset classes. Subject to approval by the fund's board of trustees, UBS Global AM may in the future allocate assets to additional or different investment advisors to employ other portfolio management strategies, and changes to current strategies may be made.

Analytic Investors employs a long/short global equity strategy. This strategy is implemented by taking long and short positions of equity securities publicly traded in the US and in foreign markets by direct equity investment (and may also be implemented through the use of derivatives). The fund buys securities
"long" that Analytic Investors believes will out-perform the market, and sells securities "short" that Analytic believes will under-perform the market. This is, however, not a market neutral strategy. The fund's long-short exposure will vary over time based on Analytic Investors' assessment of market conditions and other factors.

First Quadrant employs a "global macro strategy." This strategy is implemented by combining several different complex investment techniques. First Quadrant uses a "tactical risk allocation" approach across global markets which increases investment risk where it believes opportunities for risk-adjusted profit are high and attempts to lower market risks when it believes gains have been realized and future gains are unlikely. First Quadrant also assesses the combination of local market and economic factors as well as global equity, fixed income or currency market factors and attempts to capture inefficiencies in those markets. First Quadrant's strategy is primarily implemented through the use of derivatives, and First Quadrant seldom holds securities "long." It uses exchange traded futures on global equity indices and government bonds, forwards, swaps and exchange traded options such as options on indices. By using derivatives, First Quadrant intends to quickly and efficiently gain market exposure to equity securities, fixed income securities, and foreign currencies, and seeks to take advantage of value (and to reduce exposure to certain risks)
that it identifies in these global markets. The fund also may hold cash or invest its cash balances at such times and in any permissible investments deemed appropriate by First Quadrant.

First Quadrant presently manages two separate portions of the fund's assets, using the strategies and investments described above. With respect to the first portion, First Quadrant seeks positive absolute returns from its global macro strategy, and the returns of this portion are not expected to be closely correlated with those of global equity markets. With respect to the second portion, First Quadrant combines its global macro strategy with passive exposure to global equity markets while targeting a specific level of risk, which is expected to result in returns more closely correlated with those of global equity markets.

Standard Life Investments employs a "global multi-asset strategy" and seeks to achieve a total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, including exchange traded funds, and derivatives or other instruments, both for investment and hedging purposes. The fund may take long and/or short positions, and its derivative investments (which may be used routinely) may include futures, options, swaps, and forward currency contracts.

Standard Life Investments manages its strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. Its strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. Standard Life Investments may also hold cash or invest its cash balances in cash equivalents and short-term investments, in order to cover the derivative transactions or
		otherwise in its discretion.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Aggressive investment risk: The fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales (which involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions, and hedging strategies.

Arbitrage trading risk: The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations.

This risk is likely greater for lower quality investments than for investments that are higher quality.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Swap agreement risk: The fund may enter into various types of swap agreements.
Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1)
subject to a greater risk of loss of principal and non-payment of interest
(including default by the issuer); (2) subject to greater price volatility; and
(3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Non-diversification risk: The fund is a non-diversified investment company, which means that the fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the fund's share price may be more volatile and the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, an investment advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Structured security risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the fund's investment advisors did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations for securities, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's manager and investment advisors may play a greater role in the valuation of the securities due to reduced availability of reliable objective pricing data.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Management risk: The risk that the investment strategies, techniques and risk
		analyses employed by an investment advisor may not produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is a non-diversified investment company, which means that the fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the fund's share price may be more volatile and the fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The Barclays Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The US Consumer Price Index (CPI) shows how the fund's performance compares to a broad indicator of inflation. Life of class performance for the indices is as of the inception month-end of each class. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Analytic Investors has been responsible for the day-to-day management of a separate portion of the fund's assets since inception of the fund. First Quadrant assumed day-to-day management of a separate portion of the fund's assets on April 8, 2009. Standard Life Investments assumed day-to-day management of a separate portion of the fund's assets on August 5, 2010. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for
		other classes will vary from the Class C shares' after-tax returns shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	PACE Alternative Strategies Investments Annual Total Returns of Class C Shares (2007 was Class C's first full calendar year of operations)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2012: 5.69% Best quarter during calendar years shown-2Q 2009: 7.27% Worst quarter during calendar years shown-3Q 2008: (12.12)%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2011)
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Citigroup Three-Month US Treasury Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup Three-Month US Treasury Bill Index
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Barclays Global Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Global Aggregate Index
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | US Consumer Price Index (CPI)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	US Consumer Price Index (CPI) (Indices reflect no deduction for fees, expenses or taxes.)
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.42%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.03%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	745
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,619
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,860
Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.45%)
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2006
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.37%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.82%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.78%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	381
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,144
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	870
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,485
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,144
Annual Return 2007	rr_AnnualReturn2007	6.77%
Annual Return 2008	rr_AnnualReturn2008	(24.87%)
Annual Return 2009	rr_AnnualReturn2009	10.57%
Annual Return 2010	rr_AnnualReturn2010	2.93%
Annual Return 2011	rr_AnnualReturn2011	(4.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2012:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown-2Q 2009:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown-3Q 2008:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.12%)
Label	rr_AverageAnnualReturnLabel	Class C Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2006
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class C | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2006
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class C | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(3.78%)
5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2006
PACE Alternative Strategies Investments (First Prospectus Summary) | PACE Alternative Strategies Investments | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component1OtherExpensesOverAssets	0.46%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.78%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	587
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Label	rr_AverageAnnualReturnLabel	Class Y Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(3.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2008

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[2]	Average annual total returns for the Citigroup Three-Month US Treasury Bill Index for the life of each class were as follows: Class A-1.79%; Class C-1.79%; Class Y-0.27%.
[3]	Average annual total returns for the Barclays Global Aggregate Index for the life of each class were as follows: Class A-6.55%; Class C-6.55%; Class Y-5.61%.
[4]	Average annual total returns for the US Consumer Price Index (CPI) for the life of each class were as follows: Class A-2.02%; Class C-2.02%; Class Y-0.75%.
[5]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2013 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.88% for Class A, 2.63% for Class C and 1.63% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.